Other liabilities (Table)	12 Months Ended
Dec. 31, 2022
Accruals and deferred income including contract liabilities [abstract]
Other liabilities

	2022	2021
	£m	£m
Accruals and deferred income	4,618	4,173
Other creditors	7,870	4,793
Items in the course of collection due to other banks	85	202
Lease liabilities (refer to Note 21)	1,216	1,317
Liabilities included in disposal groups classified as held for sale	—	20
Other liabilities	13,789	10,505